Shareholders' Equity	12 Months Ended
Jun. 30, 2024
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12 – SHAREHOLDERS’ EQUITY

Ordinary shares

On August 5, 2022, Haoxi’s shareholders approved a Memorandum and Articles of Association, pursuant to which 150,000,000 shares were authorized as Class A ordinary shares and 50,000,000 shares were authorized as Class B ordinary shares with a par value of $0.0001 per share (each are hereinafter referred to as “Class A Ordinary Shares” and “Class B Ordinary Shares”, respectively). Holders of Class A Ordinary Shares are entitled to one vote per share and holders of Class B Ordinary Shares are entitled to 10 votes per share. Haoxi issued 17,270,000 Class B Ordinary Shares to Mr. Fan Zhen and 7,730,000 Class A Ordinary Shares to Mr. Lei Xu and four other shareholders on August 5, 2022. On November 28, 2022, the Company issued 4,480,000 Class A Ordinary Shares to an investor.

The Company completed an IPO (“IPO”) on NASDAQ on January 26, 2024, offering 2,400,000 Class A Ordinary Shares. On March 8, 2024, EF Hutton LLC, the lead underwriter of the IPO, exercised its overallotment option to purchase an additional 360,000 shares of the Company's Class A Ordinary Shares at $4.00 per share. The closing date for the sale of the overallotment shares was March 8, 2024.

Statuary Reserve

In accordance with the Regulations on Enterprises of PRC, WFOE and Haoxi BJ in the PRC are required to provide statutory reserves, appropriated from net profit as reported in the Company’s PRC statutory accounts. They are required to allocate 10% of their after-tax profits to fund statutory reserves until such reserves reach 50% of their respective registered capital. These reserve funds, however, may not be distributed as cash dividends. As of June 30, 2024 and 2023, the statutory reserves of WFOE and Haoxi BJ have no retained earnings and, thus, are not required to appropriate statutory reserves. As of June 30, 2024 and 2023, the balances of the statutory reserves were $nil and nil, respectively.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by Haoxi BJ, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the CFS prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s subsidiaries.

Foreign exchange and other regulations in the PRC may further restrict the Company’s subsidiaries from transferring funds to the Company in the form of dividends, loans and advances. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries as determined pursuant to PRC generally accepted accounting principles. As of June 30, 2024, and 2023, restricted net assets of the Company’s PRC subsidiaries were $97,935 and $27,778, respectively.